Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total
Balance at beginning of period	$ 8,565	$ 7,335
Effect in income statement	966	2,663	$ 2,117
Translation adjustment	(636)	(1,774)
Other comprehensive income	(156)	44
Tax loss carryforward from coal operations	821	297
Balance at end of period	9,560	8,565	7,335
Assets
Balance at beginning of period	10,335	9,217
Effect in income statement	1,104	2,555
Transfers between asset and liabilities	(155)	38
Translation adjustment	(649)	(1,811)
Other comprehensive income	(15)	39
Tax loss carryforward from coal operations	821	297
Balance at end of period	11,441	10,335	9,217
Liabilities
Balance at beginning of period	1,770	1,882
Effect in income statement	138	(108)
Transfers between asset and liabilities	(155)	38
Translation adjustment	(13)	(37)
Other comprehensive income	141	(5)
Balance at end of period	$ 1,881	1,770	$ 1,882
Limitation of tax loss carryforward in Brazil, as percent of taxable income	30.00%
Tax lossses carryforward
Total
Balance at beginning of period	$ 4,328
Effect in income statement	830	77
Balance at end of period	5,757	4,328
Assets
Effect in income statement	830	77
Employee post retirement obligations
Total
Balance at beginning of period	744
Balance at end of period	504	744
Provision For litigation
Total
Balance at beginning of period	356
Balance at end of period	346	356
Timing differences arising from assets and liabilities
Total
Balance at beginning of period	4,331
Effect in income statement	226	1,690
Balance at end of period	4,384	4,331
Assets
Effect in income statement	226	1,690
Fair value of financial instruments
Total
Balance at beginning of period	1,355
Effect in income statement	75	756
Balance at end of period	1,373	1,355
Assets
Effect in income statement	75	756
Allocated goodwill
Total
Balance at beginning of period	(2,623)
Effect in income statement	(138)	108
Balance at end of period	(2,857)	(2,623)
Liabilities
Effect in income statement	138	(108)
Other Temporary Differences
Total
Balance at beginning of period	74
Effect in income statement	(27)	32
Balance at end of period	53	74
Assets
Effect in income statement	(27)	32
Temporary differences
Total
Balance at beginning of period	4,237
Balance at end of period	$ 3,803	$ 4,237